Investments - Summary of Investments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investment [line items]
Investments in joint ventures	£ 102	£ 102
Investments [member]
Investment [line items]
Investments in joint ventures	102	102
Available for sale investments	2	2
Venture capital investments held for trading	139	135
Total	£ 243	£ 239